j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.16

ATR QM Data Fields

Loans in Report: 2

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXX	303451949	QM: Safe Harbor	No	Yes
XXXXXXXXXX	303451942	QM: Safe Harbor	No	Yes
2